Fair value measurement - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Level 2 - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash equivalents:
Cash equivalents, term deposits	€ 80,000	€ 80,950
Short-term investments
Short-term investments, term deposits	11,876
Investments and other assets:
Investments and other assets, term deposits	1,351	1,351
Total	€ 93,227	€ 82,301